S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 09, 2026 USD ($) $ / shares shares
Eagle Equity Partners VI, LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	395,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,950,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Eagle Equity Partners VI, LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,625,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Eagle Equity Partners VI, LLC [Member] | Subject to Forfeiture [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,125,000
Eagle Equity Partners VI, LLC [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,850,000
Eagle Equity Partners VI, LLC [Member] | Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	9,020,000
Eagle Equity Partners VI, LLC [Member] | Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	350,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Eagle Equity Partners VI, LLC [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Eagle Equity Partners VI, LLC [Member] | Repayment in cash [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 400,000
Eagle Equity Partners VI, LLC [Member] | Promissory Note Offering [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	450,000
Eagle Equity Partners, LLC [Member] | Office space and administrative services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 15,000